SHAREHOLDERS' EQUITY (Details) - RUB (₽) ₽ / shares in Units, ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2019
Common stock
Shareholders' equity
Ordinary shares authorized	1,998,381,575	1,998,381,575	1,998,381,575	1,998,381,575
Par value (in RUB per share)	₽ 0.1		₽ 0.1
Number of shares repurchased	65,308,610	48,797,719
Maximum stock repurchase amount	₽ 21,466	₽ 16,010
Common stock | Open market
Shareholders' equity
Number of shares repurchased	42,512,570	26,038,847
Maximum stock repurchase amount	₽ 13,963	₽ 8,525
Common stock | Sistema Finance
Shareholders' equity
Number of shares repurchased	22,796,040	22,758,872
Maximum stock repurchase amount	₽ 7,503	₽ 7,485
Treasury stock
Shareholders' equity
Treasury stock shares	335,757,457	271,479,406	315,427,725	225,547,422
Number of shares outstanding	1,662,624,118		1,682,953,850